Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - September | FT Vest U.S. Equity Deep Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	11.32%	19.13%	(7.60%)	6.45%